Statutory Information	12 Months Ended
Dec. 31, 2023
Statutory Information [Abstract]
STATUTORY INFORMATION
19.	Statutory information

The Company’s insurance and reinsurance subsidiaries are subject to insurance and/or reinsurance laws and regulations in the jurisdictions in which they operate. These regulations include certain restrictions on the amount of dividends or other distributions available to shareholders without prior approval of the insurance regulatory authorities.

The actual statutory capital and surplus for the Group’s principal operating subsidiaries at December 31, 2023 and 2022 is summarized as follows:

	Year Ended December 31,
	2023	2022
	USD ’000	USD ’000
Actual statutory capital and surplus
Bermuda	548,714	413,790
United Kingdom	165,657	89,127
Labuan branch	33,321	29,373
Malta	22,732	8,239

As at December 31, 2023 and 2022, actual statutory capital and surplus for the Group’s principal operating subsidiaries substantially exceeded the regulatory requirements.

	Year Ended December 31,
	2023	2022	2021
	USD ’000	USD ’000	USD ’000
Statutory net income (loss)
Bermuda	144,063	78,493	41,827
United Kingdom	27,147	11,077	8,631
Labuan branch	5,000	1,853	2,279
Malta	1,256	(579)	(835)

Bermuda

The Group’s primary operating subsidiary is IGI Bermuda, which is subject to Bermuda regulatory constraints that affect its ability to pay dividends on its common shares and make other distributions. Under the Bermuda Insurance Act 1978, as amended (the “Insurance Act”), and related regulations, IGI Bermuda, as a Class 3B insurer, is required to maintain certain minimum capital, liquidity and solvency levels and is prohibited from declaring or paying dividends that would result in non-compliance with this requirement.

Under the Insurance Act, the Company is subject to capital requirements calculated using the Bermuda Solvency and Capital Requirement model (“BSCR model”), which is a standardized statutory risk-based capital model used to measure the risk associated with the Company’s assets, liabilities and premiums. Under the BSCR model, the Company’s required statutory capital and surplus is referred to as the enhanced capital requirement (“ECR”). The Company is required to calculate and submit the ECR to the Bermuda Monetary authority (“BMA”) annually. Following receipt of the submission of the Company’s ECR, the BMA has the authority to impose additional capital requirements or capital add-ons, if it deems necessary. If an insurer fails to maintain or meet its ECR, the BMA may take various degrees of regulatory action. As at December 31, 2023 and 2022, the Company met its ECR.

Under the Insurance Act, a Class 3B is restricted with respect to the payment of dividends and is prohibited from declaring or paying in any financial year dividends of more than 25% of its total statutory capital and surplus (as shown on its previous financial year’s statutory balance sheet) unless it files, at least seven days before payment of such dividends, with the BMA an affidavit stating that it will continue to meet the required margins following the declaration of those dividends.

The Company met such Bermuda requirements for the years ended December 31, 2023 and 2022.

United Kingdom

The Group’s United Kingdom operating subsidiary is regulated by the Prudential Regulation Authority (“PRA”) and is subject to insurance solvency regulations which specify the minimum amount and type of capital that must be held in addition to the insurance liabilities.

Since 1 January 2016 the Company has been subject to the Solvency II regime and is required to meet a Solvency Coverage Ratio (“SCR”) which is calibrated to seek to ensure a 99.5% confidence of the ability to meet its obligations over a 12-month time horizon. The Company calculates its SCR in accordance with the standard formula prescribed in the Solvency II regulations as the assumptions underlying the standard formula are considered to be a good fit for the Company’s risk profile.

Under U.K. law, the Company is restricted from declaring a dividend to its shareholder unless the Company has “profits available for distribution.” The calculation as to whether a company has sufficient profits is based on its accumulated realized profits minus its accumulated realized losses. U.K. insurance regulatory laws do not prohibit the payment of dividends, but the PRA or Financial Conduct Authority, as applicable, requires that insurance companies and insurance intermediaries maintain certain solvency margins and may restrict the payment of a dividend by the Company.

The Company met such United Kingdom requirements for the years ended December 31, 2023 and 2022.

Labuan Branch

The Group’s Labuan Branch is subjected to minimum capital requirements under the Labuan Financial Services and Securities Act 2010.

The Labuan Branch monitors and ensures its capital is within the minimum solvency margins requirements under the Labuan Financial Services and Securities Act 2010 at all times. If there are any large event which will affect the Labuan Branch’s ability to maintain solvency margins requirements, the branch will notify the head office to cash call in advance.

As at December 31, 2023 and 2022, the Labuan Branch met such Labuan minimum solvency margin requirements.

Malta

The Group’s operating subsidiary is regulated by the Malta Financial Services Authority.

The company is subject to the Solvency II regime and is required to meet an SCR which is calibrated to seek to ensure a 99.5% confidence of the ability to meet its obligations over a 12-month time horizon. The Company calculates its SCR in accordance with the standard formula prescribed in the Solvency II regulations as the assumptions underlying the standard formula are considered to be a good fit for the Company’s risk profile.

The Company met such Malta requirements for the year ended December 31, 2023 and 2022.